Analysis of Net Debt - Schedule of Significant Borrowings (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2010	Sep. 30, 2003
Disclosure Of Significant Borrowings [abstract]
Bonds issued	$ 11,554,000	$ 9,557,000		$ 300,000
Bonds acquired			$ 87,445
Bonds acquired description	In August 2009 and December 2010, $87.445 million of the issued notes were acquired by CRH plc
Remaining fair value of hedged item on consolidated balance sheet	$ 38,000	$ 42,000